INCOME TAXES (DETAILS 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Provision For Income Taxes [Line Items]
Deferred tax	$ 0	$ (12)	$ (15)
Income tax expenses (Benefit)	243	134	172
Hong Kong [Member]
Provision For Income Taxes [Line Items]
Current tax	143	78	155
Deferred tax	0	(12)	(15)
Income tax expenses (Benefit)	143	66	140
China [Member]
Provision For Income Taxes [Line Items]
Current tax	$ 100	$ 68	$ 32